Form N-1A Supplement	May 30, 2025
Invesco MSCI North America Climate ETF | Invesco MSCI North America Climate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 30, 2025 TO THE PROSPECTUSES
DATED DECEMBER 5, 2024 OF:
Invesco MSCI North America Climate ETF (KLMN)
(the “Fund”)
The Fund seeks to track the investment results (before fees and expenses) of the MSCI Global Climate 500 North America Selection Index (the “Underlying Index”). The Underlying Index is a subset of the MSCI ACWI Select Climate 500 Index (the “Parent Index”). MSCI Inc. (the “Index Provider”) has announced certain changes to the methodology of the Parent Index, which are effective June 2, 2025. Specifically, the Index Provider will no longer exclude companies in the business of fossil fuel power generation from the Parent Index’s investment universe. In addition, the Index Provider has lowered the thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Parent Index’s investment universe. Accordingly, effective June 2, 2025, the Fund’s Summary and Statutory Prospectuses are revised as follows:

Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 30, 2025 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2025 OF:
Invesco MSCI Global Climate 500 ETF (KLMT)
(the “Fund”)
MSCI Inc. (the “Index Provider”) has announced certain changes to the methodology of the MSCI ACWI Select Climate 500 Index, the Fund’s underlying index (the “Underlying Index”), which are effective June 2, 2025. Specifically, the Index Provider will no longer exclude companies in the business of fossil fuel power generation from the Underlying Index’s investment universe. In addition, the Index Provider has lowered the thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Underlying Index’s investment universe. Accordingly, effective June 2, 2025, the Fund’s Summary and Statutory Prospectuses are revised as follows: